Income taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of the Provision for Income Taxes
The provisions for income tax expenses are summarized as follows:

	For the Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Current tax benefit/(expenses)	(50,134)	14,027	(5,378)
Deferred tax benefit	12,046	34,759	56,358
Income tax benefit/(expenses)	(38,088)	48,786	50,980

Schedule of the Reconciliation Between the Statutory Rate and the Effective Tax Rate
The following table sets forth reconciliation between the statutory EIT rate and the effective tax rate:

	For the Year ended December 31,
	2014	2015	2016
Statutory income tax rates	25.0%	25.0%	25.0%
Change in valuation allowance	20.7%	(14.0)%	(7.3)%
Permanent book-tax differences	(9.9)%	(15.4)%	(42.9)%
Reversal of deferred tax liabilities	—	2.1%	6.9%
Effect of preferential tax treatment	(14.3)%	5.2%	24.5%
Effective tax rate	21.5%	2.9%	6.2%

Schedule of Deferred Tax Assets and Liabilities
The following table sets forth the significant components of the aggregate deferred tax assets and liabilities:

	As of December 31,
	2015	2016
	RMB	RMB
Deferred tax assets
Current:
Provision for doubtful receivables	5,947	16,451
Less: valuation allowance	(5,389)	(15,842)
Total current deferred tax assets, net	558	609
Non-current:
Net operating loss carry forwards	135,383	201,258
Advertising expenses in excess of deduction limit	415,193	241,333
Less: valuation allowance	(550,576)	(442,591)
Total non-current deferred tax assets, net	—	—
Total deferred tax assets, net	558	609
Deferred tax liabilities
Non-current:
Acquired intangible assets	430,117	373,810
Total non-current deferred tax liabilities	430,117	373,810
Total deferred tax liabilities	430,117	373,810

Schedule of Movement of Valuation Allowance
Movement of valuation allowance

	For the years ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Balance at beginning of the period	194,223	230,577	555,965
Provision	75,581	436,262	129,575
Current period reversal	(39,227)	(110,874)	(227,107)
Balance at the end of the period	230,577	555,965	458,433